S000027244 [Member] Shareholder Fees - Causeway International Opportunities Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0